PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 37,856,724	$ 5,652,179	¥ 37,042,280
Less: accumulated depreciation	(11,614,250)	(1,734,060)	(9,135,200)
Less: Impairment for property and equipment	(768,312)	(114,712)	(768,312)
Property and equipment, net	25,474,162	3,803,407	27,138,768
Motor vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	5,312,274	793,146	5,097,921
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	1,442,395	215,356	1,385,084
Production equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	31,102,055	4,643,677	30,559,275
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 239,739	$ 35,794	¥ 0